Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Deficit
Shareholders' Deficit

6.  Shareholders’ Deficit

Ordinary Shares

As of September 30, 2021, the Company was prevented from adopting or entering into a plan of complete or partial liquidation, dissolution, merger, consolidation, restructuring, recapitalization or other reorganization of the Company or any of its subsidiaries until the closing of the business combination (see Note 15).

The Ordinary, A Ordinary, and B Ordinary shares are separate classes of shares but rank pari passu in all respects. No A Ordinary shares are outstanding from an accounting perspective as of September 30, 2021 or December 31, 2020. See Note 7 for outstanding options to purchase A Ordinary shares.

The Company has the following number of shares issued and outstanding by class as of:

	September 30,	December 31,
	2021	2020
Ordinary shares	6,232,305	6,083,872
Ordinary A shares	—	—
Ordinary B shares	5,476,837	5,296,549
	11,709,142	11,380,421

Warrants

The Company has issued equity instruments in the form of warrants issued in connection with the allotment of ordinary shares to investors since 2015. There were no issuances of warrants for the nine months ended September 30, 2021 and 2020. As of September 30, 2021 and December 31, 2020 there were 841,511 outstanding warrants to purchase the Company’s ordinary shares, of which 726,678 were exercisable as of each year end and 114,833 are only exercisable upon an Exercisable Event (see Note 7). The 726,678 warrants exercisable at each period end and the 114,833 warrants exercisable upon an Exercisable Event have a weighted-average exercise price of $9.82 and $9.66 per warrant, respectively. All outstanding warrants were exercised and exchanged for 613,965 shares of the Company and were ultimately exchanged for 1,967,193 shares of Wejo Group as part of the business combination (see Note 15).

9.  Shareholders’ Deficit

Ordinary Shares

As of December 31, 2020, pursuant to the Articles of Association, the directors of the Company were generally and unconditionally authorized to allot Ordinary, A Ordinary, and B Ordinary shares with a nominal value of £0.01 per share. The Ordinary, A Ordinary, and B Ordinary shares are separate classes of shares but rank pari passu in all respects. No A Ordinary shares are outstanding from an accounting perspective as of December 31, 2020 or 2019. See Note 10 for outstanding options to purchase A Ordinary shares.

Consideration for the B Ordinary shares includes $1.0 million, which was unpaid as of December 31, 2019 and is included in Subscription receivable and was paid in June 2020.

The Company has the following number of shares issued and outstanding by class as of:

	December 31,
	2020	2019
Ordinary shares	6,083,872	6,028,128
Ordinary A shares	—	—
Ordinary B shares	5,296,549	5,296,549
	11,380,421	11,324,677

Warrants

The Company has issued equity instruments in the form of warrants issued in connection with the allotment of ordinary shares to investors since 2015. During the year ended December 31, 2019, 12,890 of warrants were exercised for less than $0.1 million. There were no issuances of warrants during the years ended December 31, 2020 and 2019. As of December 31, 2020 and 2019 there were 841,511 outstanding warrants to purchase the Company’s Ordinary shares, of which 726,678 were exercisable as of each year end and 114,833 are only exercisable upon an Exercisable Event (see Note 10). The 726,678 warrants exercisable at each year end and the 114,833 warrants exercisable upon an Exercisable Event have a weighted-average exercise price of $9.71 and $9.56 per warrant, respectively.